STOCK-BASED COMPENSATION - Other equity instruments (Details)		12 Months Ended
	Jan. 01, 2021 USD ($) EquityInstruments shares	Dec. 31, 2020 USD ($) EquityInstruments shares	Dec. 31, 2019 USD ($) EquityInstruments shares	May 31, 2019 shares	Apr. 30, 2019 shares
ISPP
Share based compensation
Percentage of contribution to the plan by participants from their annual salaries		10.00%
Percentage of contribution to the plan by company on the participants contribution		50.00%
Total compensation cost		$ 6,900,000	$ 7,700,000
Number of common shares subscribed | shares		351,086	435,420
Value of common shares subscribed		$ 20,700,000	$ 23,200,000
Maximum number of common shares reserved for issuance | shares				8,100,000	7,100,000
Number of awards available for grant | shares		870,369	1,221,455
RSU
Share based compensation
Number of awards granted | EquityInstruments		307,732	409,100
Fair value at grant date		$ 60.80	$ 40.41
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market		18,700,000	16,500,000
Total compensation expense recorded in the general and administrative		$ 21,700,000	$ 17,900,000
PSU
Share based compensation
Vesting period		3 years
Number of awards granted | EquityInstruments		170,500	196,500
Fair value at grant date		$ 74.55	$ 47.43
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market		10,400,000	8,000,000
Total compensation expense recorded in the general and administrative		$ 12,500,000	$ 12,000,000
Psu 2018 And 2017 Grant
Share based compensation
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market	$ 10,200,000
Number of additional shares purchased under PSU Grant | shares	159,610
Maximum | RSU
Share based compensation
Vesting period		3 years
Subsequent events | RSU
Share based compensation
Number of awards granted | EquityInstruments	317,114
Subsequent events | PSU
Share based compensation
Number of awards granted | EquityInstruments	148,500